CONSTRUCTION IN PROGRESS - AGING OF CAPITALIZED EXPLORATORY WELL COSTS BASED ON THE DRILLING COMPLETION DATE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalized exploratory well costs	¥ 17,062	¥ 12,255	¥ 11,129
Geological and geophysical costs	3,478	4,174	3,166
One year or less
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalized exploratory well costs	14,879	11,168	10,586
Over one year
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalized exploratory well costs	¥ 2,183	¥ 1,087	¥ 543